Statement of Cash Flow Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Statement of Cash Flow Information
STATEMENT OF CASH FLOW INFORMATION
Cash and cash equivalents at March 31, 2013 and December 31, 2012 include $651,000 of restricted cash related to collateral on seismic operations bonds. The balances at March 31, 2013 and December 31, 2012 also include $125,000 (Canadian) of restricted cash posted as security against Company issued credit cards for Olympic.
The Company had non-cash additions to its seismic data library comprised of the following for the periods indicated (in thousands):

	Three Months Ended March 31,
	2013	2012
Non-monetary exchanges related to resale licensing revenue	$324	$709
Completion of data in progress from prior non-monetary exchanges	2,392	—
Total non-cash additions to seismic data library	$2,716	$709

Non-cash revenue consisted of the following for the periods indicated (in thousands):

	Three Months Ended March 31,
	2013	2012
Acquisition revenue on underwriting from non-monetary exchange contracts	$57	$1,268
Licensing revenue from specific data licenses and selections on non-monetary exchange contracts	578	827
Solutions revenue recognized from non-monetary exchange contracts	—	20
Total non-cash revenue	$635	$2,115

STATEMENT OF CASH FLOW INFORMATION
Cash and cash equivalents at December 31, 2012 and December 31, 2011 included $651,000 and $122,000, respectively of restricted cash related to collateral on seismic operations bonds. The balances at December 31, 2012 and December 31, 2011 also included $125,000 (Canadian) of restricted cash posted as security against Company issued credit cards for Olympic.
For purposes of the statement of cash flows, the Company considers all highly liquid investments or debt instruments with an original maturity of three months or less to be cash equivalents. The Company maintains its day-to-day operating cash and temporary excess cash with various banking institutions that, in turn, invest in time deposits and U.S. Treasury bills.
Income taxes paid during 2012, 2011 and 2010 were $3.2 million, $8.1 million and $15,000, respectively. In 2012, 2011 and 2010, the Company received income tax refunds of $1.0 million, $0.1 million, and $68,000, respectively.
The Company had non-cash additions to its seismic data library comprised of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010
Non-monetary exchanges related to resale licensing revenue	$1,554	$7,609	$4,000
Non-monetary exchanges from underwriting of new data acquisition	4,122	2,687	3,222
Other non-monetary exchanges	—	98	124
Completion of data in progress from prior non-monetary exchanges	142	—	3,199
Less: Non-monetary exchanges for data in progress	(2,442)	(179)	—
Total non-cash additions to seismic data library	$3,376	$10,215	$10,545

Non-cash revenue consisted of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010
Acquisition revenue on underwriting from non-monetary exchange contracts	$5,452	$2,274	$2,677
Licensing revenue from specific data licenses and selections on non-monetary exchange contracts	3,046	7,169	7,187
Solutions revenue recognized from non-monetary exchange contracts	20	71	—
Total non-cash revenue	$8,518	$9,514	$9,864